Related Party Transactions	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

28. Related party transactions

Key management personnel comprise executive and non-executive directors and members of the BT Group plc Executive Committee as well as the directors of the company. Compensation of key management personnel is disclosed in note 7.

Amounts paid to the group’s retirement benefit plans are set out in note 19.

British Telecommunications plc and certain of its subsidiaries act as a funder and deposit taker for cash related transactions for both its parent and ultimate parent company. The loan arrangements described below with these companies reflect this. Cash transactions usually arise where the parent and ultimate parent company are required to meet their external payment obligations or receive amounts from third parties. These principally relate to the payment of dividends, the buyback of shares, the exercise of share options and the issuance of ordinary shares. Transactions between the ultimate parent company, parent company and the group are settled on both a cash and non-cash basis through these loan accounts depending on the nature of the transaction.

In 2001/02 the group demerged its former mobile phone business and as a result BT Group plc became the listed ultimate parent company of the remaining group. The demerger steps resulted in the formation of an intermediary holding company, BT Group Investments Limited, between BT Group plc and British Telecommunications plc. This intermediary company held an investment of £18.5bn in British Telecommunications plc which was funded by an intercompany loan facility with British Telecommunications plc.

A dividend of £2,500m (2017/18: £nil) was settled on 22 May 2018 with the parent company in relation to the year ended 31 March 2018. A dividend of £1,575m has been declared in relation to the year ended 31 March 2019. This was declared after 31 March 2019 so no liability (amount owed to parent company) is recorded in these financial statements. See note 12 and the group statement of changes in equity.

The loan facilities with both the parent company and ultimate parent company accrue interest at a rate of LIBOR plus 102.5 basis points, and are subject to an overall maximum of £35bn and £10bn respectively. The parent company currently finances its obligations on the loan as they fall due through dividends paid by the company.

In 2015/16 the ultimate parent company of the group raised £1.0bn from an equity placing and entered into an additional intercompany loan agreement with British Telecommunications plc for this amount. This amount was raised to support BT Group plc’s planned acquisition of EE.

A summary of the balances with the parent and ultimate parent companies and the finance income or expense arising in respect of these balances is set out below:

		2019		2018		2017
	Notes	Asset (liability) at 31 March £m	Finance income (expense) £m	Asset (liability) at 31 March £m	Finance income (expense) £m	Asset (liability) at 31 March £m	Finance income (expense) £m

Amounts owed by (to) parent company
Loan facility – non-current assets investments	21,24	10,436	211	10,318	169	10,191	191
Loan facility – current asset investments	21	211	n/a	168	n/a	192	n/a
Trade and other payables	17	(55)	n/a	(50)	n/a	(63)	n/a
Amounts owed by (to) ultimate parent company[a]
Non-current assets investments	21,24	3,029	61	2,983	34	1,371	28
Non-current liabilities loans	23	(1,061)	(43)	(1,044)	(18)	(1,024)	(25)
Trade and other receivables	16	16	n/a	15	n/a	25	n/a
Trade and other payables	17	(1)	n/a	–	n/a	–	n/a
Current asset investments	21	61	n/a	34	n/a	28	n/a
Current liabilities loans	23	(1,040)	n/a	(18)	n/a	(159)	n/a

[a] During the year we made cash payments of £1,514m to BT Group plc offset by the receipt of £6m from BT Group plc resulting in net cash outflow of £1,508m. In addition there are non cash movements of £41m on non-current asset investments relating to interest on loans, employee share schemes and tax settlements made by BT plc on behalf of BT Group plc.